STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2011
Schedule of Share-based Compensation and Assumptions as of January 4, 2012 [Table Text Block]
Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

Schedule of Share-based Compensation and Assumptions as of October 3, 2012 [Table Text Block]
Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

Schedule of Share-based Compensation and Assumptions as of October 26, 2012 [Table Text Block]
Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares
	2012	2011

Outstanding, beginning of year	1,450,000	1,450,000
Granted	2,205,000	-
Expired	(40,000)	-
Exercised	-	-
Forfeited	-	-
Cancelled*	(1,955,000)	-
Outstanding, end of year	1,660,000	1,450,000
Exercisable, end of year	1,660,000	1,450,000

Schedule of Share-based Compensation, Stock Options [Table Text Block]
		Option price	Number of shares
Expiry date		per share	2012
April 11, 2013		$0.50	150,000
June 30, 2014		$0.25	175,000
June 15, 2015		$0.20	35,000
October 2, 2015		$0.42	200,000
October 25, 2016		$0.45	1,100,000

TOTAL			1,660,000

Weighted average exercise price:
Options outstanding at end of year	$		0.42
Options granted during the year			0.32
Options exercised during the year			-
Options expired during the year			0.50
Options cancelled during the year			0.19

	Option price	Number of shares
Expiry date	per share	2011
January 29, 2012	$0.50	40,000
April 11, 2013	$0.50	150,000
June 30, 2014	$0.25	1,025,000
June 15, 2015	$0.20	100,000
September 30, 2015	$0.20	135,000

TOTAL		1,450,000

Weighted average exercise price:
Options outstanding at end of year		$0.27
Options granted during the year		$-
Options exercised during the year		$-
Options expired during the year		$-
Options cancelled during the year		$-

Share-based Compensation Arrangement by Share-based Payment Award, Remaining Contractual Term, Outstanding and Exercisable [Table Text Block]
	2012	2011
	(Years)	(Years)
Total outstanding options	3.2	2.6
Total exercisable options	3.2	2.6